OTHER BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2017
OTHER BORROWINGS [Abstract]
Summary of other borrowings	A summary of other borrowings at December 31 follows:
	2017	2016
	(In thousands)
Advances from the FHLB	$47,841	$9,428
Federal funds purchased	6,750	—
Other	9	5
Total	$54,600	$9,433

Schedule of maturity dates and weighted average interest rates FHLB
The maturity dates and weighted average interest rates of FHLB advances at December 31 follow:
	2017		2016
	Amount	Rate	Amount	Rate
	(Dollars in thousands)
Fixed-rate advances
2017			$1,192	7.04%
2018	$19,910	2.43%	5,183	5.99
2019	10,000	1.60	—
2020	7,931	3.80	3,053	7.49
Total fixed-rate advances	37,841	2.50	9,428	6.61
Variable-rate advances - 2018	10,000	1.67	—
Total advances	$47,841	2.33%	$9,428	6.61%

Schedule of repayments of federal home loan bank advances	A summary of contractually required repayments of FHLB advances at December 31, 2017 follow:
(In thousands)
2018	$30,042
2019	10,143
2020	7,656
Total	$47,841